Correction of Methodology - Summary of Consolidated Statement of Financial Position (Detail) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
ASSETS
Property, plant and equipment		$ 4,892.9	$ 4,524.6	[1]	$ 4,295.6	[1]
Others	[1]		1,786.9		1,565.3
Total assets		6,620.1	6,311.5	[1]	5,860.9	[1]
LIABILITIES
Deferred taxation		453.9	458.6	[1]	482.2	[1]
Others	[1]		2,679.6		2,622.4
Total liabilities	[1]		3,138.2		3,104.6
Retained earnings		1,471.1	1,552.6	[1]	1,433.6	[1]
Other reserves		(1,817.8)	(2,124.4)	[1]	(2,260.2)	[1]
Others	[1]		3,745.1		3,582.9
Total equity		3,403.0	3,173.3	[1]	2,756.3	[1]	$ 3,655.7	[1]
Total equity and liabilities		$ 6,620.1	6,311.5	[1]	5,860.9	[1]
Previously Stated [member]
ASSETS
Property, plant and equipment			4,547.8		4,312.4
Others			1,786.9		1,565.3
Total assets			6,334.7		5,877.7
LIABILITIES
Deferred taxation			465.5		487.3
Others			2,679.6		2,622.4
Total liabilities			3,145.1		3,109.7
Retained earnings			1,570.9		1,447.3
Other reserves			(2,126.4)		(2,262.2)
Others			3,745.1		3,582.9
Total equity			3,189.6		2,768.0		$ 3,663.3
Total equity and liabilities			6,334.7		5,877.7
Adjustments [Member]
ASSETS
Property, plant and equipment			(23.2)		(16.8)
Others			0.0
Total assets			(23.2)		(16.8)
LIABILITIES
Deferred taxation			(6.9)		(5.1)
Others			0.0
Total liabilities			(6.9)		(5.1)
Retained earnings			(18.3)		(13.7)
Other reserves			2.0		2.0
Others			0.0
Total equity			(16.3)		(11.7)
Total equity and liabilities			(23.2)		(16.8)
As Restated Before Reclassification of Discontinued Operation [member]
ASSETS
Property, plant and equipment			4,524.6		4,295.6
Others			1,786.9		1,565.3
Total assets			6,311.5		5,860.9
LIABILITIES
Deferred taxation			458.6		482.2
Others			2,679.6		2,622.4
Total liabilities			3,138.2		3,104.6
Retained earnings			1,552.6		1,433.6
Other reserves			(2,124.4)		(2,260.2)
Others			3,745.1		3,582.9
Total equity			3,173.3		2,756.3
Total equity and liabilities			6,311.5		5,860.9
Discontinued operation reclassification [member]
ASSETS
Property, plant and equipment			0.0		0.0
Others			0.0		0.0
Total assets			0.0		0.0
LIABILITIES
Deferred taxation			0.0		0.0
Others			0.0		0.0
Total liabilities			0.0		0.0
Retained earnings			0.0		0.0
Other reserves			0.0		0.0
Others			0.0		0.0
Total equity			0.0		0.0
Total equity and liabilities			$ 0.0		$ 0.0

[1]	As Restated - Refer note 40 for further details.